Retained Earnings	12 Months Ended
Dec. 31, 2017
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Retained Earnings
22.	Retained Earnings

A.	According to the Company’s Articles of Incorporation, current year’s earnings before tax, if any, shall be distributed in the following order:

(1)	Payment of taxes and dues;

(2)	Completing the deficit and losses;

(3)	Set aside 10% for statutory surplus reserve, unless the statutory surplus reserve has reached the total capital;

(4)	Set aside or reverse special reserves;

(5)	Any further remaining amount shall be added to the unallocated surplus from the prior year as shareholder dividend and bonus. The Board of Directors shall draft a proposal to distribute the surplus, which shall be approved at a shareholders’ meeting.

B.	Dividends may be distributed by way of cash dividend and stock dividend. Distribution shall be made preferably by way of cash dividend while cash dividend shall be more than 50% of total dividends to be distributed. The amount is subject to the resolution adopted by the Board of Directors and approved at the Shareholders’ Meeting. Dividend distribution to the Company’s shareholders is recognized as liability in the Company’s financial statements in the period in which the dividends are approved.

C.	Legal reserve can only be used to offset deficits or increase capital in issuing common stock or in distributing cash. The amount of legal reserve that may be used to increase capital shall be limited to the portion of the reserve balance exceeding 25% of the capital stock.

D.	In accordance with the R.O.C. Securities and Future Bureau (SFB) regulations, in addition to legal reserve, the Company should set aside a special reserve from the debit balance on other equity items at the balance sheet date before distributing earnings. When debit balance on other equity items is reversed subsequently, the reserved amount could be included in the distributable earnings.

E.	The Taiwan imputation tax system requires that any undistributed current earnings of a company derived on or after January 1, 1998 to be subject to an additional 10% corporate income tax if the earnings are not distributed in the following year. As of December 31, 2016 and 2017, the undistributed earnings derived on or after the implementation of the imputation tax system were $10,252,276 and $10,698,848, respectively.

F.	As of December 31, 2016 and 2017, the balances of shareholders’ imputation tax credit account of the Company were $482,903 and $873,827, respectively. The rate of shareholders’ imputation tax credit to undistributed earnings for the 2016 earnings distribution was 10.50%. Effective from 2018, the Integrated Income Tax System will be cancelled under the amendment of Income Tax Law passed in February 2018. Therefore, the Company does not need to calculate the rate of shareholders’ imputation tax credit to undistributed earnings for the earnings distribution as of December 31, 2017. However, the rate is subject to changes based on the balance of shareholders’ imputation tax credit account, the undistributed earnings, and other tax credit amount in accordance with the R.O.C. tax law at the dividend distribution date.

Effective from January 1, 2015, the creditable ratio for individual shareholders residing in the R.O.C. will be half of the original creditable ratio according to the revised Article 66-6 of the Income Tax Law.

G.	The appropriations of 2015 and 2016 earnings have been approved at the Shareholders’ meeting on May 16, 2016 and June 28, 2017, respectively. The appropriations and dividends per share were as follows:

	For the Years Ended December 31,
	2015		2016
	Amount	Dividends per share (in NT dollars)	Amount	Dividends per share (in NT dollars)
	NT$		NT$
Provision of Legal reserve	876,226		993,316
Cash dividends	8,725,811	2.80	5,453,632	1.75

H.	As of March 22, 2018, the Company’s Board of Directors has not approved the earnings distribution for 2017.

I.	Since the 2018 Shareholders’ meeting has yet to be held, there is uncertainty on the 2017 earnings distribution. In accordance with IAS 12, the Group accrued additional 10% tax on undistributed earnings in full. Income tax effect on dividend distribution is reversed and adjusted to tax expenses and related income tax payables in the following year when shareholders resolve the earnings distribution plan. As of December 31, 2017, the additional 10% tax payable of $629,353 was recognized in “Other non-current liabilities” on the balance sheet. Potential income tax consequence on dividend distribution adjusts based on the approved earnings distribution by the shareholders’ meeting.